FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related parties, net
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ (26,589)	R$ (51,839)	R$ (57,541)
Cash transactions
Proceeds/(Repayment) from financing activities	(64,089)	25,755	5,797
Non cash transactions
Interest expense on loans and Interest on loans with related parties	(4,767)	(545)	(95)
Exchange variation, operations with subsidiaries and associate company and others		40
End of year	(95,445)	(26,589)	(51,839)
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments
Changes in liabilities from Cash flow from financing activities
Beginning of year	14,878,542	16,510,851	20,576,866
Cash transactions
Proceeds/(Repayment) from financing activities	700,490	(3,439,644)	(3,975,541)
Interest paid on loans and financing	(945,027)	(1,162,364)	(1,330,116)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	938,120	1,177,686	1,323,448
Exchange variation, operations with subsidiaries and associate company and others	474,896	1,792,013	(83,806)
End of year	R$ 16,047,021	R$ 14,878,542	R$ 16,510,851